INCOME TAXES - Additional Details (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 01, 2018	Apr. 08, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Bargain purchase gain			$ 209	$ 0	$ 0
Tax effect from change in tax rate			0	(94)	593
Net change in measurement of deferred tax assets			(1,301)	(281)	5,344
Unrecognized part of deferred tax assets on write-downs of value of shares and receivables			498	652	5,971
Tax expense related to non-recognition and derecognition of other deferred tax assets			541	364	285
Tax expense (benefit) related to recognition of deferred tax assets for losses and other deductible temporary differences of previous years			(1,842)	(1,297)	(912)
Deferred tax asset recoverability, currency adjustment					700
Derecognition of previously recognized deferred tax assets					400
Proceeds from issue of ordinary shares		$ 3,115
Tax effect of foreign tax rates			(47)	(157)	73
Other tax effects for reconciliation between accounting profit and tax expense (income)			243	55	134
Tax contingencies/settlements			183	7	149
Prior period taxes			21	(7)	(18)
Deferred tax assets			8,287	7,055
Future taxable income required			32,000
Deferred tax liabilities			2,374	2,684
Operating loss carryforward, amount			110,800
Tax credit, amount			$ 722
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			26.01%
Tax effect from change in tax rate					647
Increase in deferred tax assets due to tax integration			$ 1,300	1,100	800
Future taxable income increase due to tax integration			800	300
Deferred tax asset recoverability, currency adjustment			600
Accumulated income tax losses			80,600	80,800
Accumulated income tax losses, realizable			34,100	30,800
Deferred tax assets			8,900	7,600
Accumulated income tax losses subject to recapture				28,800
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax contingencies/settlements			183
Belgium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate				(60)
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate				(31)	(50)
Europe and North Americas
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax contingencies/settlements					$ 149
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount			7,527
Tax losses for which deferred tax asset recognised			180
Unused tax losses for which no deferred tax asset recognised			7,347
Brazil, France, Germany, Luxembourg and Spain | Unlimited Tax Period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount			103,300
Tax losses for which deferred tax asset recognised			39,300
Unused tax losses for which no deferred tax asset recognised			64,000
Basque Country in Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount			568
Tax credits for which deferred tax asset recognised			49
Unused tax credits for which no deferred tax asset recognised			519
Brazil, Spain, and the United States | Unlimited Tax Period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount			154
Tax credits for which deferred tax asset recognised			55
Unused tax credits for which no deferred tax asset recognised			99
Temporary differences related to investments in subsidiaries, associates and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			80	$ 59
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax liabilities			938
Ilva
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Bargain purchase gain	$ (209)		$ (209)